Leases - Schedule of Lessee, Operating Lease, Liability, Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 5,467
2026	4,239
2027	3,414
2028	2,466
2029	1,260
2030 and thereafter	4,933
Total remaining lease payments	21,779
Less: Imputed interest	(5,512)
Total operating lease liabilities:	16,267
Current operating lease liability	5,205	$ 6,035
Non-current operating lease liability	$ 11,062	$ 16,970